INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of deferred taxes [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
Royalty interest	$(1,689,673)	$(4,159,013)	$(8,090,497)
Tax loss carryforwards	3,203,640	2,261,886	3,212,368
Other	90,071	76,820.00	124,805
Total	$1,604,038	$(1,820,307)	$(4,753,324)

Disclosure of temporary difference, unused tax losses and unused tax credits [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016	Expiry Date Range
Tax loss carryforwards	$47,199,000	$42,094,000	$39,318,000	2019-2038
Exploration and evaluation assets	595,000	1,485,000	2,137,000	No expiry
Other	19,192,000	10,425,000	11,371,000	No expiry

Disclosure of income tax expense [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
Current tax expense	$ -	$ -	$ -
Deferred tax recovery	(3,683,267)	(2,489,902)	(1,439,332)
	$ (3,683,267)	$ (2,489,902)	$ (1,439,332)

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	December 31, 2018	December 31, 2017	December 31, 2016
Expected income tax (recovery)	$15,777,270	$(2,569,654)	$(886,149)
Effect of lower tax rates in foreign jurisdictions	(22,238,500)	(1,534,592)	(474,971)
Permanent differences	1,332,325	1,007,427	1,010,562
Change in unrecognized deductible temporary differences and other	1,627,494	260,595	(1,428,442)
Foreign exchange	(181,856)	346,322	339,668
Total	$(3,683,267)	$(2,489,902)	$(1,439,332)